Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2023
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Current Assets	At June 30, 2023 and December 31, 2022, prepaid expenses and current assets consisted of the following.
	June 30, 2023	December 31, 2022
	(Unaudited)
Interest receivable (1)	$315,466	$42,263
Prepaid expenses (2)	156,958	4,342
Prepayment for office renovation	117,974	-
Other receivables, net (3)	12,098	48,280
Total	$602,496	$94,925
(1)	Interest receivable primarily consists of interest from loans to third parties and interest from investments.
(2)	Prepaid expenses primarily consist of insurance premium, investor relations and lawyer’s fee.
(3)	Other receivables primarily consist of cash advance to employees for business travel or expenses incurred in the ordinary courses of business, net of expected credit loss.